Goodwill, Trade Name and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in The Carrying Amount of Goodwill
Changes in the carrying amount of goodwill consisted of the following (in thousands):

	Year Ended
	December 31, 2021	December 31, 2020
Beginning balance	$1,330,085	$1,330,085
Reductions—impairment charges	(726,798)	—
Additions – acquisitions	5,524	—

Ending balance	$608,811	$1,330,085

Schedule of Carrying Amounts of Indefinite-Lived Intangible Assets
The table below summarizes the Company’s carrying amount of trade name and other intangible assets at December 31, 2021 and December 31, 2020 (in thousands):

	December 31, 2021	December 31, 2020
Gross intangible assets:
ATI trade name (1)	$409,360	$643,700
Non-compete agreements	2,405	4,678
Other intangible assets	640	640
Accumulated amortization:
Accumulated amortization – non-compete agreements	(425)	(4,437)
Accumulated amortization – other intangible assets	(284)	(242)

Total trade name and other intangible assets, net	$411,696	$644,339

(1)	Not subject to amortization. The Company recorded $234.3 million of impairment charges related to the trade name indefinite-lived intangible asset during year ended December 31, 2021.